Credit Facilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt

Long-term debt consists of the following:

	March 31, 2017	December 30, 2016
Term loan facility	$39,830	$39,830
Less unamortized debt issuance costs	(1,754)	(1,886)

Total long-term debt	38,076	37,944
Less current portion	—	—

Total long-term debt, net of current portion	$38,076	$37,944

Long-term debt consists of the following:

	December 30, 2016	December 25, 2015
2015 Credit Facility
Term loan	$39,830	$—
2011 Credit Facility
Term loan A	—	55,000
Revolving commitment	—	10,000

Total principal amount of long-term debt	39,830	65,000
Less unamortized debt issuance costs	(1,886)	(2,412)

Total long-term debt	37,944	62,588
Less current portion	—	(4,550)

Total long-term debt, net of current portion	$37,944	$58,038

Schedule of Maturities Long-Term Debt	Maturities of long-term debt consist of the following:

Future maturities of long-term debt
2017	$—
2018	—
2019	—
2020	39,830

$39,830

Schedule of Debt Ratio

Additionally, the Company is required to maintain a fixed charge coverage ratio of 1.25 : 1 measured quarterly, and a consolidated leverage ratio as noted below:

Four Fiscal Quarters Ending	Maximum consolidated leverage ratio
December 30, 2016 through September 29, 2017	2.50 : 1
December 29, 2017 through September 28, 2018	2.25 : 1
December 28, 2018 through June 26, 2020	2.00 : 1